CONCESSIONS AND AUTHORIZATIONS (Details)	12 Months Ended
Dec. 31, 2022
Central Geradora Elica Praias De Parajuru Wind Power Plants [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Central Eólica Praias de Parajuru (‘Parajuru’)	[1]
Concession or authorization contract	Resolution 526/2002	[1]
Expiration date	09/2032	[1]
Central Geradora Elica Volta Do Rio Wind Power Plants [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Central Eólica Volta do Rio (‘Volta do Rio’)	[1]
Concession or authorization contract	Resolution 660/2001	[1]
Expiration date	01/2031	[1]
National Grid [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG GT	[2]
Concession or authorization contract	006/1997	[2]
Expiration date	01/2043	[2]
Itajuba Substation [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG GT	[2]
Concession or authorization contract	79/2000	[2]
Expiration date	10/2030	[2]
Furnas Pimenta [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Companhia de Transmissão Centroeste de Minas S.A. (‘Centroeste’)	[2]
Concession or authorization contract	004/2005	[2]
Expiration date	03/2035	[2]
Subestacao Sete Lagoas [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Sete Lagoas	[1],[2]
Concession or authorization contract	006/2011	[1],[2]
Expiration date	06/2041	[1],[2]
Energy Distribution [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG D
Concession or authorization contract	002/1997
Expiration date	12/2045
Energy Distribution 1 [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG D
Concession or authorization contract	003/1997
Expiration date	12/2045
Energy Distribution 2 [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG D
Concession or authorization contract	004/1997
Expiration date	12/2045
Energy Distribution 3 [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG D
Concession or authorization contract	005/1997
Expiration date	12/2045
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Gasmig
Concession or authorization contract	State Law 11,021/1993
Expiration date	01/2053
Emborcacao Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG GT	[3],[4],[5]
Concession or authorization contract	07/1997	[3],[4],[5]
Expiration date	05/2027	[3],[4],[5]
Nova Ponte Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG GT	[3],[4],[5]
Concession or authorization contract	07/1997	[3],[4],[5]
Expiration date	08/2027	[3],[4],[5]
Santa Luzia Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG GT	[5]
Concession or authorization contract	07/1997	[5]
Expiration date	02/2026	[5]
Sa Carvalho Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Sá Carvalho	[4],[5],[6]
Concession or authorization contract	01/2004	[4],[5],[6]
Expiration date	08/2026	[4],[5],[6]
Rosal Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Rosal Energia	[4],[5]
Concession or authorization contract	01/1997	[4],[5]
Expiration date	12/2035	[4],[5]
Machado Mineiro Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Horizontes Energia	[5],[7]
Concession or authorization contract	Resolution 331/2002	[5],[7]
Expiration date	05/2027	[5],[7]
Salto Voltao Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Horizontes Energia	[5],[7]
Concession or authorization contract	Resolution 331/2002	[5],[7]
Expiration date	06/2033	[5],[7]
Salto Paraopeba Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Horizontes Energia	[5],[8]
Concession or authorization contract	Resolution 331/2002	[5],[8]
Expiration date	10/2030	[5],[8]
Salto Do Passo Velho Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Horizontes Energia	[5],[7]
Concession or authorization contract	Resolution 331/2002	[5],[7]
Expiration date	03/2031	[5],[7]
Pch Pai Joaquim Hydro Electric Plants Member [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG PCH S.A. (‘CEMIG PCH’)	[4],[5]
Concession or authorization contract	Authorizing Resolution 377/2005	[4],[5]
Expiration date	04/2032	[4],[5]
Irape Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG GT	[4],[5]
Concession or authorization contract	14/2000	[4],[5]
Expiration date	09/2037	[4],[5]
Queimado Consortium [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG GT	[4],[5]
Concession or authorization contract	06/1997	[4],[5]
Expiration date	06/2034	[4],[5]
Rio De Pedras Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG GT	[4],[5]
Concession or authorization contract	02/2013	[4],[5]
Expiration date	12/2025	[4],[5]
Poco Fundo Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Poço Fundo S.A. (‘CEMIG Geração Poço Fundo’)	[4],[5],[9]
Concession or authorization contract	01/2021	[4],[5],[9]
Expiration date	05/2052	[4],[5],[9]
Sao Bernardo Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG GT	[4],[5]
Concession or authorization contract	02/2013	[4],[5]
Expiration date	06/2027	[4],[5]
Tres Marias Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	EMIG Geração Três Marias S.A. (‘CEMIG Geração Três Marias’)	[4],[10]
Concession or authorization contract	08/2016	[4],[10]
Expiration date	01/2053	[4],[10]
Salto Grande Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Salto Grande S.A. (‘CEMIG Geração Salto Grande’)	[4],[10]
Concession or authorization contract	09/2016	[4],[10]
Expiration date	01/2053	[4],[10]
Itutinga Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Itutinga S.A. (‘CEMIG Geração Itutinga’)	[4],[10]
Concession or authorization contract	10/2016	[4],[10]
Expiration date	01/2053	[4],[10]
Camargos Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Camargos S.A. (‘CEMIG Geração Camargos’)	[4],[10]
Concession or authorization contract	11/2016	[4],[10]
Expiration date	01/2053	[4],[10]
Coronel Domiciano [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Sul S.A. (‘CEMIG Geração Sul’)	[4],[10]
Concession or authorization contract	12/2016 and 13/2016	[4],[10]
Expiration date	04/2047	[4],[10]
Joasal Marmelos Paciencia And Piau [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Sul S.A. (‘CEMIG Geração Sul’)	[4],[10]
Concession or authorization contract	12/2016 and 13/2016	[4],[10]
Expiration date	01/2053	[4],[10]
Dona Rita [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Leste S.A. (‘CEMIG Geração Leste’)	[4],[10]
Concession or authorization contract	14/2016 and 15/2016	[4],[10]
Expiration date	07/2050	[4],[10]
Ervalia And Neblina [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Leste S.A. (‘CEMIG Geração Leste’)	[4],[10]
Concession or authorization contract	14/2016 and 15/2016	[4],[10]
Expiration date	04/2047	[4],[10]
Peti [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Leste S.A. (‘CEMIG Geração Leste’)	[4],[10]
Concession or authorization contract	14/2016 and 15/2016	[4],[10]
Expiration date	01/2053	[4],[10]
Sinceridade [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Leste S.A. (‘CEMIG Geração Leste’)	[4],[10]
Concession or authorization contract	14/2016 and 15/2016	[4],[10]
Expiration date	03/2047	[4],[10]
Tronqueiras [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Leste S.A. (‘CEMIG Geração Leste’)	[4],[10]
Concession or authorization contract	14/2016 and 15/2016	[4],[10]
Expiration date	12/2046	[4],[10]
Cajuru Gafanhoto And Martins Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	CEMIG Geração Oeste S.A. (‘CEMIG Geração Oeste’)	[4],[10]
Concession or authorization contract	16/2016	[4],[10]
Expiration date	01/2053	[4],[10]

[1]	Refer to concessions, by means of authorization, of wind power generation in the independent production modality, commercialized in the scope of Alternative power source program (‘Proinfa’). The assets linked to the exploration right are registered in intangible assets.
[2]	These refer to power transmission concession agreements which, in accordance with IFRS 15, are classified as contract assets as they are subject to the satisfaction of performance obligations in the provision of the electric energy transmission service.
[3]	On July 17, 2020, CEMIG GT filed a statement of its interest in extending these plants concession, to ensure its right of option under the legislative changes currently under discussion, relating to the group of measures to modernize the energy sector. Any actual decision will only be made after publication by the Brazilian Mining and Energy Ministry and by the grantor, ANEEL (‘Agência Nacional de Energia Elétrica’), of the conditions for extension, which will be submitted to decision by CEMIG’s governance bodies at the due time.
[4]	On October 7, 2022, the addenda to the concession contracts of these plants were signed to include the new effective date of the grant.
[5]	Refer to power generation concession agreements that are not in the scope of IFRIC 12, whose infrastructure assets are recorded as property, plant and equipment since the grantor does not control to whom the services should be provided and their price, and their energy is mainly sold in the Free Contracting Environment (‘ACL’).
[6]	In February 2023, CEMIG GT, aiming to guarantee its right to request a new grant of the concession, filed its expression of interest in the extension of the concession of UHE Sá Carvalho through transfer of shareholding control to its wholly owned subsidiary Sá Carvalho. CEMIG GT reiterates that this expression of interest has the sole purpose of ensuring its right to an eventual extension of Concession Contract 01/2004, for up to 30 (thirty) years, at the discretion of the granting authority, after the required completion of the process of transfer of shareholder control, in accordance with the current legislation, which still has premises pending definition by the Ministry of Mines and Energy - MME.
[7]	ANEEL changed, through Authoritative Resolution 12,137, of June 14, 2022, the end of the validity of the authorization grants of these plants, due to the repactuation of the hydrological risk (‘GSF’).
[8]	Plant eligible for the extension of the concession due to the agreement with ANEEL and that, since it has been granted through an authorizing resolution, awaits the reformulation of this act to include the new date.
[9]	On September 29, 2022, and October 1, 2022, ANEEL authorized the start of commercial operation of the Generating Units ‘UG-01’ and ‘UG-02’, respectively, both from PCH Poço Fundo. The start of commercial operation of the UG's occurred approximately 3 months before the supply deadline established in the A-4 Auction held by ANEEL in June 2018, when the incremental energy resulting from the expansion of PCH Poço Fundo (9.16 MW to 30.00 MW and the physical guarantee from 5.79 average MW to 16.59 average MW) was sold (information of MW not audited).
[10]	Refers to energy generation concession contracts whose concession bonus revenue is classified as financial assets of the concession.